John Hancock Disciplined Value Global Long Short Fund Investment Strategy - Class A C I R6 [Member] - John Hancock Disciplined Value Global Long Short Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities that meet the fund’s value criteria, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), and real estate investment trusts (REITs). A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The fund invests, both long and short, in securities issued anywhere in the world, including U.S. companies of any capitalization size.The fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the manager includes Hong Kong and Macau as emerging markets. The fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).For long positions, the fund generally invests in the equity securities of issuers the manager believes are undervalued. For short positions, the fund generally takes positions in securities the manager has identified as overvalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow. The fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The manager will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The manager examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. The manager selects securities for the fund based on an ongoing study of trends in industries and companies, earnings power and growth and other investment criteria.The fund may take both physical and synthetic long and short positions in a variety of equity and derivative instruments. The fund may hold significant synthetic short exposures. The fund’s long and short exposures will primarily be maintained on individual securities. With a physical short position, the fund sells a security that it does not own that must be returned later to meet its settlement obligations. Derivative instruments in which the fund may take long and short positions include futures and forwards, such as equity index futures and foreign currency forward contracts; swaps, such as total return swaps; and call and put options. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. Derivative instruments may magnify the fund’s gains and losses. The fund’s portfolio is rebalanced regularly. The manager assesses each investment’s changing characteristics relative to its contribution to portfolio risk. The manager will sell an investment or close out a position that it believes no longer offers an appropriate return-to-risk trade-off. Under normal circumstances, the manager expects to maintain long and short positions so that the fund’s portfolio is approximately between 30% and 70% net long.The manager will sell an investment or close out a position when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the manager constantly monitors and adjusts as appropriate.To meet margin requirements, redemptions or pending investments, the fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.The fund may invest from time to time a significant portion of its assets in smaller issuers (generally defined as issuers with a market capitalization equal to or less than $10 billion) which are more volatile and less liquid than investments in issuers with larger market capitalizations.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.In general, the fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry.